Dreyfus Liquid Assets, Inc. (the "Fund")

Incorporated herein by reference is the above-referenced Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 24, 2014 (SEC Accession No. 0000030158-14-000106).